Borrowings	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Borrowings

Note	28 | Borrowings

	12.31.23	12.31.22
Non-current
Corporate notes (1)	44,345	45,268

Current
Corporate notes (1)	49,271	-
Interest from corporate notes	1,108	573
Financial loans	284	-
Total current	50,663	573

(1)	Net of debt issuance, repurchase and redemption expenses.
(2)	Relate to Import financing loans taken with ICBC bank, for 2,489,696 Chinese yuans (CNY). Annual interest rate: 15.5%

The fair values of the Company’s existing Corporate Notes as of December 31, 2023 and 2022 amount approximately to $ 94,623.4 and $ 43,689.1 respectively. Such values were determined on the basis of the estimated market price of the Company’s Corporate Notes at the end of each year. The applicable fair value category is Level 1.

On March 7, 2023, upon the expiration of the Tender Period of Class No. 2 Additional Corporate Notes, the Company approved the issuance and placement of the Additional Corporate Notes for a nominal value of USD 30,000,000, as set forth in the Prospectus Supplement dated February 28, 2023. The issuance was above par, with the issuance total value thus amounting to USD 30,945,000.

Furthermore, an amount of $ 480 was disbursed as issuance expenses of Class No. 2 Additional Corporate Notes.

The Company is subject to restrictions on its ability to incur indebtedness pursuant to the terms and conditions of Class No. 2 Corporate Notes due 2024 and Class No. 1 Corporate Notes due 2025, which indicate that the Company may not incur new Indebtedness, except for certain Permitted Indebtedness or when the Debt ratio is not greater than 3.75 or less than zero and the Interest Expense Coverage ratio is less than 2. As of December 31, 2023, the values of the above-mentioned ratios meet the established parameters.

Additionally, on March 22, 2023, the Company convened Meetings of the Holders of Corporate Notes to deal with a consent solicitation so that the Company can provide guarantees in favor of CAMMESA and thereby comply with the Memorandum of Agreement on the Regularization of Payment Obligations dated December 29, 2022 (Note 2.c).

In this regard, on April 25, 2023, the waiver of Section 9.1 of the Indenture pursuant to which the Company’s Class No 1 Corporate Notes due October 2025 had been issued was approved. However, the Extraordinary Meeting of the Holders of Class No. 2 Corporate Notes was not constituted as the quorum required to call the meeting to order was not present.

Furthermore, on January 30, 2024 the Company approved the terms and conditions of issue of Class No. 3 and Class No. 4 Corporate Notes, for an aggregate nominal value of USD 60,000,000, which may be extended to USD 100,000,000, in the framework of the Global Program for the Issuance of Simple Corporate Notes, in accordance with the provisions of the Prospectus Supplement dated February 22, 2024.

On March 7, 2024, the Company issued Class No. 3 and Class No. 4 Corporate Notes for a nominal value of USD 95,762,688 and $ 3,577, respectively.

The Class No. 3 Corporate Notes were paid-in in accordance with the following detail: (i) USD 34,157,571 relates to the Integration in Kind Tranche through the delivery of Class 2 Corporate Notes at the Exchange Ratio; and (ii) USD 61,605,117 relates to the Regular Integration Tranche.

Consequently, Class No. 2 Corporate Notes for a nominal value of USD 32,766,541 have been settled, with the remaining balance in outstanding nominal value (USD 27,233,459) maturing on November 22, 2024.

The Company’s borrowings are denominated in the following currencies:

	12.31.23	12.31.22
US dollars	94,724	45,841
Chinese yuans	284	-
Total Borrowings	95,008	45,841

The maturities of the Company’s borrowings and their exposure to interest rates are as follow:

	12.31.23	12.31.22
Fixed rate
Less than 1 year	50,663	573
From 1 to 2 years	44,345	45,268
Total fixed rate	95,008	45,841

The roll forward of the Company’s borrowings during the year was as follows:

	12.31.23	12.31.22	12.31.21
Balance at beginning of the year	45,841	62,245	76,922
Proceeds from borrowings	17,424	13,764	-
Payment of borrowings' interests	(1,857)	(2,790)	(5,428)
Paid from repurchase of Corporate Notes	-	(1,470)	(103)
Gain from repurchase of Corporate Notes	-	1,132	(19)
Payment of borrowings	(1,032)	(18,928)	-
Loss on debt restructuring	-	1,398	-
Payment of Corporate Notes issuance expenses	(736)	(1,759)	-
Exchange diference and interest accrued	81,985	25,277	16,798
Result from exposure to inflation	(46,617)	(33,028)	(25,925)
Balance at the end of year	95,008	45,841	62,245

Corporate Note programs

The Company has a Corporate Notes program, the relevant information of which is detailed below:

Debt issued in United States dollars

The Company’s Corporate Note debt structure as of December 31, 2023 and 2022, is comprised of as follows:

		in USD					in millions of $
Corporate Notes	Class	Debt structure at 12/31/2022	Exchange	Issue	Payment / Repurchase	Debt structure at 12/31/2023	Debt structure at 12/31/2022	Debt structure at 12/31/2023
Fixed rate par note - Maturity 2024	2	30,000,000	-	30,945,000	-	60,945,000	16,010	49,854
Fixed rate par note - Maturity 2025	1	55,244,538	-	-	-	55,244,538	29,831	44,870
Total		85,244,538	-	30,945,000	-	116,189,538	45,841	94,724

		in USD					in millions of $
Corporate Notes	Class	Debt structure at 12/31/2021	Exchange	Issue	Payment / Repurchase	Debt structure at 12/31/2022	Debt structure at 12/31/2021	Debt structure at 12/31/2022
Fixed rate par note - Maturity 2022	9	98,057,000	(52,695,600)	-	(45,361,400)	-	62,248	-
Fixed rate par note - Maturity 2024	2	-	-	30,000,000	-	30,000,000	-	16,010
Fixed rate par note - Maturity 2025	1	-	55,244,538	-	-	55,244,538	-	29,831
Total		98,057,000	2,548,938	30,000,000	(45,361,400)	85,244,538	62,248	45,841

The main covenants are those detailed below:

i.	Negative Covenants

The terms and conditions of the Corporate Notes include a number of negative covenants that limit the Company’s ability to, among other things:

- Create or permit liens on its property or assets;

- Incur indebtedness, in certain specified cases;

- Sell the Company’s assets related to its main business;

- Carry out transactions with shareholders or related companies;

- Make certain payments (including, but not limited to, dividends, purchases of edenor’s common shares or payments on subordinated debt);

- Enter into merger transactions, unless they meet certain criteria.

ii.	Suspension of Covenants:

Certain negative covenants set forth in the terms and conditions of the Corporate Notes will be suspended or adapted if:

-	The Company attains an Investment Grade Rating on its long term debt, or the Debt Ratio is equal to or lower than 3.75 and the Interest Expense Coverage Ratio is less than 2.
-	If the Company subsequently loses its Investment Grade rating or its Debt Ratio is greater than 3.75 and the Interest Expense Coverage Ratio is less than 2, as applicable, the suspended negative covenants will again be applicable.

At the date of issuance of these financial statements, the previously mentioned ratios have been met.